CVT
SRI Mid Cap Portfolio (formerly, Calvert VP SRI Mid Cap Portfolio)
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Automobile Components — 3.7%
Aptiv PLC(1)	4,662	$ 371,328
Dorman Products, Inc.(1)	6,372	614,197
		$ 985,525
Automobiles — 0.8%
Harley-Davidson, Inc.	4,884	$ 213,626
		$ 213,626
Banks — 2.1%
Commerce Bancshares, Inc.	5,538	$ 294,622
First Financial Bankshares, Inc.	8,485	278,393
		$573,015
Biotechnology — 0.6%
Neurocrine Biosciences, Inc.(1)	1,089	$150,195
		$150,195
Building Products — 2.5%
AZEK Co., Inc.(1)	13,107	$658,234
		$658,234
Capital Markets — 4.8%
LPL Financial Holdings, Inc.	1,351	$356,934
MarketAxess Holdings, Inc.	1,080	236,790
Tradeweb Markets, Inc., Class A	6,567	684,085
		$1,277,809
Chemicals — 2.1%
Quaker Chemical Corp.	2,761	$566,695
		$566,695
Commercial Services & Supplies — 4.4%
Copart, Inc.(1)	10,627	$615,516
Rentokil Initial PLC ADR	18,819	567,393
		$1,182,909
Communications Equipment — 2.6%
Motorola Solutions, Inc.	1,938	$687,951
		$687,951
Consumer Staples Distribution & Retail — 1.8%
Casey's General Stores, Inc.	595	$189,478
U.S. Foods Holding Corp.(1)	5,505	297,105
		$486,583
Security	Shares	Value
Containers & Packaging — 2.9%
AptarGroup, Inc.	5,475	$ 787,798
		$ 787,798
Electric Utilities — 3.7%
Alliant Energy Corp.	12,917	$ 651,017
Xcel Energy, Inc.	6,449	346,634
		$ 997,651
Electrical Equipment — 2.6%
AMETEK, Inc.	3,722	$ 680,754
		$680,754
Electronic Equipment, Instruments & Components — 1.7%
TE Connectivity Ltd.	3,152	$457,797
		$457,797
Ground Transportation — 0.9%
Landstar System, Inc.	1,211	$233,432
		$233,432
Health Care Equipment & Supplies — 7.3%
Cooper Cos., Inc.	8,904	$903,400
IDEXX Laboratories, Inc.(1)	796	429,784
Teleflex, Inc.	2,790	631,014
		$1,964,198
Hotels, Restaurants & Leisure — 7.2%
Aramark	19,393	$630,660
Domino's Pizza, Inc.	1,404	697,620
Wyndham Hotels & Resorts, Inc.	7,835	601,336
		$1,929,616
Household Products — 1.4%
Church & Dwight Co., Inc.	3,592	$374,682
		$374,682
Industrial REITs — 2.1%
Rexford Industrial Realty, Inc.	11,239	$565,322
		$565,322
Insurance — 4.9%
Ryan Specialty Holdings, Inc.	3,596	$199,578
W.R. Berkley Corp.	7,278	643,666
White Mountains Insurance Group Ltd.	265	475,490
		$1,318,734
IT Services — 2.4%
VeriSign, Inc.(1)	3,443	$652,483
		$652,483

CVT
SRI Mid Cap Portfolio (formerly, Calvert VP SRI Mid Cap Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 0.7%
Avantor, Inc.(1)	7,720	$ 197,400
		$ 197,400
Machinery — 5.2%
Graco, Inc.	4,841	$ 452,440
Middleby Corp.(1)	2,857	459,377
Nordson Corp.	1,696	465,620
		$ 1,377,437
Multi-Utilities — 2.6%
CMS Energy Corp.	11,306	$682,204
		$682,204
Pharmaceuticals — 2.3%
Jazz Pharmaceuticals PLC(1)	1,381	$166,300
Royalty Pharma PLC, Class A	14,738	447,593
		$613,893
Professional Services — 1.1%
Dayforce, Inc.(1)	4,302	$284,835
		$284,835
Residential REITs — 4.1%
Equity LifeStyle Properties, Inc.	9,709	$625,259
Mid-America Apartment Communities, Inc.	3,610	475,004
		$1,100,263
Semiconductors & Semiconductor Equipment — 3.1%
Microchip Technology, Inc.	4,861	$436,080
ON Semiconductor Corp.(1)	3,455	254,115
Teradyne, Inc.	1,254	141,489
		$831,684
Software — 4.7%
Fair Isaac Corp.(1)	220	$274,914
Synopsys, Inc.(1)	762	435,483
Tyler Technologies, Inc.(1)	1,302	553,363
		$1,263,760
Specialized REITs — 2.8%
Lamar Advertising Co., Class A	6,235	$744,521
		$744,521
Specialty Retail — 3.7%
Burlington Stores, Inc.(1)	1,573	$365,235
O'Reilly Automotive, Inc.(1)	564	636,688
		$1,001,923
Security	Shares	Value
Trading Companies & Distributors — 5.0%
Core & Main, Inc., Class A(1)	18,351	$ 1,050,595
United Rentals, Inc.	396	285,559
		$ 1,336,154
Total Common Stocks (identified cost $21,044,057)		$26,179,083

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	651,132	$ 651,132
Total Short-Term Investments (identified cost $651,132)		$ 651,132
Total Investments — 100.2% (identified cost $21,695,189)		$26,830,215
Other Assets, Less Liabilities — (0.2)%		$ (50,500)
Net Assets — 100.0%		$26,779,715

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

CVT
SRI Mid Cap Portfolio (formerly, Calvert VP SRI Mid Cap Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2024.
Affiliated Investments
At March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $651,132, which represents 2.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$252,706	$1,691,749	$(1,293,323)	$ —	$ —	$651,132	$6,088	651,132

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$26,179,083(1)	$ —	$ —	$26,179,083
Short-Term Investments	651,132	—	—	651,132
Total Investments	$26,830,215	$ —	$ —	$26,830,215

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP SRI Mid Cap Portfolio.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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